Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2025
Variable interest entities
Schedule of financial information of the Group's VIEs

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Property and equipment	283,793	163,307	143,349
Intangible assets	449,509	421,566	420,463
Treasury investments	2,636,525	3,807,688	1,936,796
Investments accounted for using the equity method	2,477,462	2,479,867	2,693,360
Other financial investments measured at fair value through profit or loss	1,087,494	1,225,044	1,310,697
Other financial investments measured at fair value through other comprehensive income	414,773	496,472	467,020
Accounts receivable	2,091,011	2,318,179	2,848,474
Amounts due from the Company and its subsidiaries	25,637,023	31,467,731	29,022,858
Restricted cash	1,137,507	1,559,177	2,473,383
Cash and cash equivalents	14,631,898	3,981,383	6,183,409
Other assets	3,964,380	8,190,767	7,816,888
Total assets	54,811,375	56,111,181	55,316,697
Shareholders’ deficit of VIEs	(21,029,871)	(22,135,916)	(19,139,281)
Borrowings	3,496,853	3,440,561	6,118,943
Lease liabilities	105,645	103,282	150,446
Accounts and notes payable	4,490,690	4,372,876	4,822,552
Amounts due to the Company and its subsidiaries	61,319,852	63,177,051	54,344,585
Other liabilities	6,428,206	7,153,327	9,019,452
Total liabilities	75,841,246	78,247,097	74,455,978
Total liabilities and shareholders’ deficit of VIEs	54,811,375	56,111,181	55,316,697

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total revenues	181,926,012	192,643,797	210,219,263
Profit (loss) for the year	1,079,592	546,030	2,179,295
Net cash generated from (used in) operating activities	16,513,314	1,115,983	3,174,544
Net cash generated from (used in) investing activities	1,202,359	(7,608,750)	2,570,861
Net cash generated from (used in) financing activities	(8,642,610)	(4,157,748)	(3,543,379)